Schedule of Vesting Conditions for the Rights (Details) - shares	12 Months Ended
	Jun. 30, 2024	Jul. 25, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Rights Issued	215,056,881	475,000	210,889,961	180,202,285
Class A performance rights [member]
IfrsStatementLineItems [Line Items]
Applicable Milestone	Completion of either a pre-feasibility study or a definitive feasibility study of the Korbel Main deposit that demonstrates at the time of reporting that extraction is reasonably justified and economically mineable indicating an internal rate of return to the Company of greater than 20% and an independently verified JORC classified mineral reserve equal to or greater than 1,500,000 oz Au with an average grade of not less than 0.4g/t for not less than 116Mt.
Lapse Date	5 years
Rights Issued	600,000
Class B performance rights [member]
IfrsStatementLineItems [Line Items]
Applicable Milestone	Completion of the first gold pour (defined as a minimum quantity of 500 oz.) from the Korbel Main deposit.
Lapse Date	5 years
Rights Issued	600,000
Class C performance rights [member]
IfrsStatementLineItems [Line Items]
Applicable Milestone	Achievement of an EBITDA of more than A$20m in the second half-year reporting period following the commencement of commercial operations at the Korbel Main deposit.
Lapse Date	5 years
Rights Issued	1,200,000